State Street Clarion Global Infrastructure & MLP Fund
STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP FUND
Investment Objective
The investment objective of the State Street Clarion Global Infrastructure & MLP Fund (the “Clarion Global Infrastructure & MLP Fund” or the “Fund”) is to provide long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 60 of the Fund's Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of State Street Clarion Global Infrastructure & MLP Portfolio (the “Clarion Global Infrastructure & MLP Portfolio” or the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - State Street Clarion Global Infrastructure & MLP Fund	Class A		Class C		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - State Street Clarion Global Infrastructure & MLP Fund		Class A	Class C	Class I	Class K
Management Fee		0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.99%	0.99%	0.99%	0.79%
Total Annual Fund Operating Expenses		2.14%	2.89%	1.89%	1.69%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.65%	2.40%	1.40%	1.20%
[1]	The expense information in the table has been restated to reflect current fees for Class A shares and Class I shares. The expense information for Class C shares and Class K shares are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses and any class specific expenses such as Distribution, Shareholder Servicing, and Sub-Transfer Agency Fees) exceed 1.20% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with approval of the Fund's Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - State Street Clarion Global Infrastructure & MLP Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	684	1,115	1,571	2,831
Class C	343	849	1,480	3,179
Class I	143	546	976	2,172
Class K	122	485	872	1,957

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - State Street Clarion Global Infrastructure & MLP Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	684	1,115	1,571	2,831
Class C	243	849	1,480	3,179
Class I	143	546	976	2,172
Class K	122	485	872	1,957

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Clarion Global Infrastructure & MLP Portfolio, the Fund bears its ratable share of the transaction costs associated with the portfolio turnover for the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. From the Fund's commencement of operations on January 21, 2015, to the most recent fiscal year end, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in infrastructure companies located anywhere in the world, including infrastructure companies organized as master limited partnerships (“MLPs”). The Fund considers a company to be an “infrastructure company” if CBRE Clarion Securities LLC (“CBRE Clarion” or the “Sub-Adviser”), the sub-adviser to the Fund, determines that the company derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, or operation of infrastructure assets.

Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as regulated power generation assets, contracted wind or solar power generation assets, electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites). Energy assets may be owned and operated by energy infrastructure MLPs. The Fund may invest in MLPs whose assets are used in exploring, developing, producing, generating, transporting (including marine transportation), transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that operate terminals or provide energy-related equipment or services.

The Sub-Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocations with bottom-up individual stock selection. The Sub-Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the desired degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Sub-Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Sub-Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. The Sub-Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, if it believes that region or sector weights should change to reflect a revised top-down view, or if more attractive alternatives exist.

While the Fund expects to invest primarily in common stocks (in addition to its MLP investments), the Fund may also invest in other equity securities including depositary receipts having characteristics similar to common stocks, preferred stocks, convertible securities, and rights or warrants to buy common stocks. The Fund may hold a portion of its assets in high quality debt instruments, and in cash and cash instruments. The Fund may invest in companies and MLPs of any market capitalization. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law, including those advised by SSGA FM. The Fund generally does not hedge its foreign currency exposure, however from time to time it may use hedging transactions to seek to reduce its exposure to one or more foreign currencies.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by infrastructure companies and in MLP investments. The Fund will provide shareholders with at least 60 days' prior notice of any change in this 80% investment policy. The Fund is a non-diversified investment company.

The Fund will generally invest at least 40% of its assets in securities of issuers economically tied to countries other than the United States, which may include both developed and emerging markets countries, and will generally hold securities of issuers economically tied to at least three countries, which may include the United States. The Fund generally considers an issuer to be economically tied to one or more countries other than the United States if (i) the issuer is organized under the laws of a foreign country; (ii) the issuer's securities are traded principally in a country other than the United States; or (iii) during the issuer's most recent fiscal year it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside of the United States or it had at least 50% of its assets in countries other than the United States.

The Fund intends to limit its investments in MLPs and related entities to the extent necessary to qualify as a regulated investment company for tax purposes. Many MLPs and certain related entities are classified as “qualified publicly traded partnerships” (“QPTPs”) for tax purposes. In general, a regulated investment company is not permitted to invest more than 25% of its total assets in QPTPs.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Clarion Global Infrastructure & MLP Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund's only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's and the Portfolio's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

In addition, the Fund is subject to the following risks:
Concentration Risk: When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not done so. Any such investment focus may also limit the liquidity of the Fund. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect an industry, market, or economic sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund.

Convertible Securities Risk: Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

Currency Hedging Risk: If the Fund enters into currency hedging transactions, any loss generated by those transactions generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. There can be no assurance that the Fund's hedging transactions will be effective.

Currency Risk:  The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Energy Sector Risk: Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

In addition, energy Master Limited Partnerships (“MLPs”) may be subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the financial condition of that pipeline MLP and its ability to make cash distributions to its equity owners.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the country or region in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline.

Infrastructure-Related Companies Risk: Investment in infrastructure-related securities entails exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser or any Sub-Adviser invest may not be made available to the Fund.

Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Management Risk: The Portfolio is actively managed. The Sub-Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Portfolio and, therefore, the Fund to incur losses. There can be no assurance that the Sub-Adviser's investment techniques and decisions will produce the desired results.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser and Sub-Adviser serve as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.

Master Limited Partnership (“MLP”) Risk: Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP's general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk: A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would likely have a significant adverse impact on the value of an investment in the MLP.

Non-Diversification Risk: As a “non-diversified” mutual fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Preferred Securities Risk: Generally, preferred security holders have no or limited voting rights. In addition, preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued). In the event an issuer of preferred securities experiences economic difficulties, the issuer's preferred securities may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer.

Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Rights or Warrants Risk: Warrants may lack a liquid secondary market for resale. The prices of warrants may be volatile and fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. The failure to exercise a warrant or subscription right purchase common shares in an issuer might result in the dilution of the Fund's interest in the issuing company.

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Sub-Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Sub-Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Sub-Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Small-, Mid-, and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.

Tax Status Risk: The Fund's ability to invest in MLPs and related entities that are treated as QPTPs for federal income tax purposes is limited by the Fund's intent to qualify as a RIC. For these purposes, the Fund is limited to invest no more than 25% of the value of its total assets in securities of one or more QPTPs. The Fund intends to satisfy the requirements for qualification as a regulated investment company and to limit its investments in QPTPs accordingly. Certain IRS determinations could potentially jeopardize the Fund's ability to satisfy such requirements, potentially resulting in the imposition of corporate taxes on the Fund.

U.S. Government Securities Risk: Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance. The bar chart shows how the Class A shares' returns have varied for each full calendar year shown. The effect of sales charges, applicable to Class A shares and Class C shares only, is not reflected in the bar chart; if these amounts were reflected, returns would be lower. For periods prior to January 21, 2015, the inception date for Class A shares, the performance information shown is that of the performance predecessor of the Fund (the “Predecessor Fund”), adjusted to reflect the higher class-related operating fees and expenses of Class A shares. The Sub-Adviser has represented to the Fund that the Predecessor Fund was managed by the Sub-Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund and the Portfolio. The assets of its Predecessor Fund were contributed to the Fund on January 20, 2015. Except for differences in returns resulting from differences in fees and expenses, the Predecessor Fund, and each share class of the Fund, would have substantially similar returns because all share classes invest in the same portfolio of securities. However, the Predecessor Fund was not a registered investment company, so it was not subject to the same regulatory, investment and tax restrictions and requirements as the Fund and the Portfolio. If it had been, the Predecessor Fund's performance might have been lower. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns (years ended 12/31)

Highest Quarterly Return: 1.76% (Q4, 2015) Lowest Quarterly Return: -8.00% (Q3, 2015)
Average Annual Total Returns (for periods ended 12/31/15)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). For periods prior to January 21, 2015, the inception date for Class A and Class I shares, the performance information shown is that of the Predecessor Fund, adjusted to reflect the higher class-related operating fees and expenses of each share class. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), the Predecessor Fund, and each share class of the Fund, would have substantially similar returns because all share classes invest in the same portfolio of securities.
Average Annual Total Returns - State Street Clarion Global Infrastructure & MLP Fund	1-Year	Since Inception	Inception Date
Class A	(11.04%)	7.01%	Jan. 21, 2015
Class A | Return After Taxes on Distributions	(12.41%)	6.58%	Jan. 21, 2015
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(5.86%)	5.33%	Jan. 21, 2015
Class I	(5.91%)	8.79%	Jan. 21, 2015
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)	(2.19%)	7.22%
State Street Clarion Global Infrastructure & MLP Composite Index (reflects no deduction for fees, expenses or taxes)	(10.52%)	5.95%

The Fund will make updated performance information, including its current net asset value, available at the Fund's website: www.ssgafunds.com.